Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
23.	Share-based payments
RISE Share Incentive Plans
Before the Merger, RISE operated several Share Incentive Plans (the “RISE Plans”) under which the outstanding granted share options of 3,966,704 were all vested and exercisable as of June 10, 2022. All awards under RISE Plans that were outstanding immediately prior to the Merger were automatically cancelled and extinguished, except that each vested option to purchase ordinary shares that was outstanding immediately prior to the Merger was converted into an option to purchase Class A ordinary shares of the Company. During the period from the June 10, 2022 to December 31, 2022, 3,170,010 share options exercised during the year resulted in the issuance of 3,170,010 Class A ordinary shares of the Company. The weighted average exercise price at the date of exercise of these options was
US
$0.25. As of December 31, 2022, the remaining unexercised share options were expired.
2022 Share Incentive Plan
In January 2022, the Board of Directors of Dada approved the Dada Share Incentive Plan (the “2022 Share Incentive Plan”), which has a term of 10 years. Under the 2022 Share Incentive Plan, Dada reserved options to its eligible employees, directors and officers of the Dada for the purchase of 224,665,915 of the Dada’s ordinary shares in aggregate. The exercise price for such options is
US$
0.000003

to
US$0.3 per share.
During the year ended December 31, 2022, the Company granted certain share options under the 2022 Share Incentive Plan. Most of those share options granted under the 2022 Share Incentive Plan were vested over 3 to 5 years. The contractual term of the those share options is 10 years. The fair value of the share options was determined using the binomial option valuation model, with the assistance from a third-party appraiser. The binomial model requires the input of a few key assumptions. For expected volatility, the Company made reference to the Company’s own listed share price and historical volatility of several comparable companies due to its short history of being listed.
On March 18, 2022 the Board of Directors of Dada approved certain grant to two of the Group’s directors and executive officers of share options with vesting condition that 50% will vest
subject to completion of the Merger, and

with market conditions that 25% and 25% will vest, respectively, when the market capitalization of 100% of the equity securities of the Company after the consummation of the Merger equals or exceeds two targeted market capitalization over a period of pre-agreed consecutive trading days, respectively. The fair value of share options granted subject to market condition is estimated at the date of grant using a Monte-Carlo simulation model, taking into account the terms and conditions on which the share options were granted. As the grant has a variable vesting period due to the market conditions, share-based payment expense is recognized based on an estimated expected vesting period of
9.13
year and 9.53 year, respectively, consistent with the assumptions used in the Monte-Carlo simulation model.
There are no cash settlement alternatives for the employees, and the Group does not have a past practice of cash settlement for these awards. The Group’s awards are accounted for as equity awards.

In February and March 2022, certain employees resigned and joined Anji Datacom, due to the Asset Transfer. The Group agreed that all unvested options of those employees became immediately vested upon resignation. The Group expenses all unvested options upon the accelerated vesting in the consolidated statement of loss and other comprehensive loss.
On June 10, 2022, the Company assumed the then-effective 2022 Share Incentive Plan. Each option to purchase ordinary shares of Dada that was outstanding immediately prior to June 10, 2022, whether vested or unvested, was converted into an option to purchase a number of Class A ordinary shares of the Company at a conversion ratio of 32.951 in accordance with the Merger. In September 2022, the 2022 Share Incentive Plan was replaced with further explanation below.
The following table illustrates the number and weighted average exercise prices of, and movements in, the 2022 Share Incentive Plan during the year ended
December 31, 2022:

	Number of options	Weighted average exercise prices
		US$

Awarded and unvested as of December 31, 2021	—	N/A
Granted	228,189,750	0.00	*
Forfeited	(20,317,822)	0.00	*
Exercised	—	N/A
Carried over to New 2022 Share Incentive Plans	207,871,928	0.00	*
Outstanding as of December 31, 2022	—	N/A
The following tables list the inputs to the models used for the valuation of the share options for the year ended 31 December 2022:

Model used	Binomial	Monte Carlo

Weighted average fair values at the measurement date	$0.27	$0.03
Expected volatility (%)	64.78% - 67.38%	63.11%
Risk–free interest rate (%)	1.81% - 3.72%	2.14%
Expected life of share options (years)	10	9.13-9.53
Weighted average share price	$0.28	$0.24

*	Representing amount less than US$0.005
The New 2022
Share Incentive Plans
In September 2022, the Board of Directors of NaaS approved the New 2022 Equity Incentive Plan of NaaS (the “New 2022 Equity Incentive Plan”) to replace the 2022 Share Incentive Plan. The New 2022 Share Incentive Plan has a term of 10 years. The maximum number of Class A ordinary shares available to be issued under the New 2022 Share Incentive Plan is initially

249,770,760
and
will be increased on the first day of each fiscal year from January 1, 2023 by an amount equal to
1
% of
the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, unless otherwise decided by our board of directors. The range of
 exercise price for such options is US$0.0001

to US$0.3 per share.
Outstanding awards under the 2022 Share Incentive Plan remain valid and are governed by, and counted towards the total number of shares available under, the New 2022 Share Incentive Plan. The Company reserved options to its eligible employees, directors and officers of the Company for the purchase of 224,665,915 of the Company’s Class A ordinary shares in aggregate. The Company granted 195,763,865 share options under the New 2022 Share Incentive Plan to the original grantees as replacement awards for the 2022 Share Incentive Plan. Such replacement was accounted for as a modification of share options; the incremental cost immediately before and after the replacement was immaterial.
During the period from the September 29, 2022 to December 31, 2022, the Company granted additional share options under the New 2022 Share Incentive Plan. Most of the share options granted under the 2022 Share Incentive Plan were vested over

3
to
5 years
. The contractual term of the those share options is
10
years.

There are no cash settlement alternatives for the employees, directors and officers, and the Group does not have a past practice of cash settlement for these awards. The Group’s awards are accounted for as equity awards.
The following table illustrates the number and weighted average exercise prices of, and movements in the New 2022 Share Incentive Plan during the year ended December 31, 2022:

	Number of options*	Weighted average exercise prices
		US$

Awarded and unvested as of December 31, 2021	—	N/A
Assumed from 2022 Share Incentive Plan	207,871,928	0.00	**

Granted	2,399,810	0.15

Forfeited	(157,310)	0.01

Exercised	—	N/A

Outstanding as of December 31, 2022	210,114,428	0.00	**

Exercisable as of 31 December 2022	104,527,155	0.00	**

*
the option to purchase ordinary shares of NaaS that was outstanding immediately prior to June 10, 2022 was converted into an option to purchase a number of Class A ordinary shares at a conversion ratio of 32.951.

**	Representing amount less than US$0.005.
The fair value of the share options was determined using the binomial option valuation model, with the assistance from a third-party appraiser. The binomial model requires the inputs from
a few key assumptions. For expected volatility, the Company made reference to the Company’s own listed share price and historical volatility of several comparable companies due to its short history of being listed. The following tables list the inputs to the models used for the valuation of the share options for the year ended 31 December 2022:

Model used	Binomial
Weighted average fair values at the measurement date	$0.35

Expected volatility (%)	67.09% - 67.14%

Risk–free interest rate (%)	3.83%

Expected life of share options (years)	10

Weighted average share price	$0.43

The

weighted average remaining contractual life for the share options outstanding as at 31 December 2022 was
9.1
 years.
The weighted average fair value of options granted during the year was $
0.20
.
New
L
ink Share Incentive Plan
The Group was historically part of NewLink’s businesses and were conducted by NewLink and its consolidated entities at the time. For the years ended 2021 and 2022, NewLink granted share options under NewLink 2020 Share Incentive Plan to certain of its employees associated with the Group’s EV Charging Business, which were subsequently transferred to the Group. The Group, as the entity receiving services, accounted for such transaction as equity settled share-based payments as the Group does not have the obligation to settle. In February and March 2022, certain employees resigned and joined Anji Datacom due to the Asset Transfer. NewLink agreed that all unvested options of those employees became immediately vested upon resignation. The Group expenses all unvested options upon the accelerated vesting in the consolidated statement of loss and other comprehensive loss.

The following table illustrates the number and weighted average exercise prices of, and movements in, the NewLink 2020 Share Incentive Plan during the years ended December 31, 2021 and 2022:

	2021	2021		2022	2022
	Number of options	Weighted average exercise prices		Number of options	Weighted average exercise prices
		US$			US$

Awarded and unvested as of January 1	—	N/A		3,310,722	0.00	*
Granted	3,310,722	0.00	*	932,000	0.32
Forfeited	—	N/A		(386,101)	0.00	*
Exercised	—	N/A		—	N/A
Outstanding as of December 31	3,310,722	0.00	*	3,856,621	0.08
Exercisable as of December 31	801,889	0.00	*	1,781,120	0.00	*

*	Representing amount less than US$0.005.
The fair value of the share options was determined using the binomial option valuation model, with the assistance from a third-party appraiser. The binomial model requires the inputs from a few key assumptions. For expected volatility, the Company made reference to historical volatility of several comparable companies of NewLink due to it being a private company. The range of expected volatility rate was
48.36% to 49.66%
and 48.03% to 51.93% for 2021 and 2022, respectively. The range of risk-free interest rate was
1.3
% to 1.49%
and
1.81
%

to 3.88% for 2021 and 2022, respectively. The weighted average fair value at the measurement date was $2.28 and $2.90 for 2021 and 2022, respectively.
The
weighted average remaining contractual life for the share options outstanding as at 31 December 2022 was
9.08
years.

For the years ended December 31, 2021 and 2022, the Group allocated share based compensation expense as follows:

	2021	2022
	RMB’000	RMB’000

Cost of revenues	82	5,322
Selling and marketing expenses	3,896	27,846
Administrative expenses	6,323	170,145
Research and development expenses	487	10,519

Total	10,788	213,832